Redeemable Convertible Preferred Shares - Series A Preferred Shares Activities Prior to Extinguishment (Detail) - Series A Preferred Shares [Member] ¥ in Thousands, $ in Thousands	2 Months Ended				10 Months Ended	12 Months Ended
	May 10, 2018 CNY (¥) shares	May 10, 2018 USD ($) shares	Mar. 08, 2018 CNY (¥) shares	Mar. 08, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	May 16, 2017 shares
Temporary Equity [Line Items]
Beginning balance	¥ 499,341		¥ 509,668		¥ 499,341
Issuance						¥ 509,730
Accretion to redemption value	¥ 10,439	$ 1,651	7,078	$ 1,101	10,439	19,842
Foreign exchange, Amount			(17,405)		1,961	(19,904)
Ending balance			¥ 499,341		¥ 0	¥ 509,668
Beginning balance, Number of shares | shares	22,058,823	22,058,823	22,058,823	22,058,823	22,058,823
Issuance as of July 10, 2017 | shares						22,058,823	22,058,823
Ending balance, Number of shares | shares			22,058,823	22,058,823	0	22,058,823